Income Taxes - Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected tax provision (benefit) at Luxembourg statutory income tax rate	$ 75,819	$ (82,643)	$ (48,709)
Foreign income tax differential	40,099	35,511	33,118
Nontaxable interest income	(53,361)	(93,154)	(136,478)
U.S. extraterritorial income exclusion tax benefit			(37,597)
Changes in unrecognized tax benefits	1,229	(3,997)	1,756
Changes in valuation allowance	(24,147)	171,433	174,038
Tax effect of 2011 Intercompany Sale	(6,740)	(6,865)	(6,416)
Foreign Tax Credits	(2,147)	(44,137)
Research and Development Tax Credits	(5,564)	(5,890)
Other	(2,217)	(1,095)	657
Total income tax provision (benefit)	$ 22,971	$ (30,837)	$ (19,631)